SUBSEQUENT EVENT (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Proceeds from credit facility			$ 5,593,675,000	$ 5,510,256,000
Principal Amount			4,693,675,000
Distributions declared but not paid			0	$ 79,617,000
Subsequent Event
Subsequent Event [Line Items]
Distributions declared but not paid		$ 1,500,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Principal Amount			$ 450,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Proceeds from credit facility		150,000,000
Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Principal Amount		$ 1,500,000,000
Issued percentage of par		99.50%
Alternate Base Rate | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate			2.25%
Alternate Base Rate | Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Eurodollar | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate			3.25%
Eurodollar | Term Loan | CSC Holdings Incremental Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		2.50%
Senior Guaranteed Notes | 5.375% Senior Guaranteed Notes Due February 1, 2028 | Subsequent Event
Subsequent Event [Line Items]
Principal Amount		$ 1,000,000,000
Stated interest rate		5.375%
Senior Notes
Subsequent Event [Line Items]
Principal Amount			$ 16,289,245,000
Senior Notes | 7.875% Notes due February 15, 2018
Subsequent Event [Line Items]
Principal Amount			$ 300,000,000
Stated interest rate			7.875%
Senior Notes | 7.875% Notes due February 15, 2018 | Subsequent Event
Subsequent Event [Line Items]
Extinguishment of debt	$ 300,000,000
Senior Notes | 7.75% Notes due April 15, 2018
Subsequent Event [Line Items]
Principal Amount			$ 750,000,000
Stated interest rate			7.75%
Senior Notes | 7.75% Notes due April 15, 2018 | Subsequent Event
Subsequent Event [Line Items]
Extinguishment of debt	$ 750,000,000